SCHEDULE OF FAIR VALUE OF PURCHASE PRICE CONSIDERATION (Details) - Stateside [Member]	Aug. 30, 2021 USD ($)
Business Combination [Line Items]
Cash	$ 5,000,000
Common stock	3,403,196
Purchase price consideration	$ 8,403,196